ProFund Access VP High Yield Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Markit iBoxx $ Liquid High Yield Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.83%	4.34%	6.01%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		7.30%	(0.36%)	2.01%
None
Prospectus [Line Items]
Average Annual Return, Percent			6.24%	2.85%	3.92%
Performance Inception Date		May 02, 2005

[1]	Reflects no deduction for fees, expenses or taxes.
[2]	Reflects no deduction for fees, expenses or taxes.